EVENT AFTER THE STATEMENT OF FINANCIAL POSITION DATE (Details Narrative) - Nonadjusting Event [Member] - Employee And Consultant [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Jul. 22, 2024
IfrsStatementLineItems [Line Items]
Retention amount		$ 201,250
Retention amount, accrued		$ 201,000
Accrued bonuses	$ 100,000